Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RENAISSANCE CAPITAL GREENWICH FUNDS
Entity Central Index Key	0001026634
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000146463
Shareholder Report [Line Items]
Fund Name	Renaissance International IPO ETF
Trading Symbol	IPOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Renaissance International IPO ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.
Additional Information Phone Number	1-866-486-6645
Additional Information Website	https://etfs.renaissancecapital.com/document-center?tab=holdings
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance International IPO ETF	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[1]
AssetsNet	$ 7,975,860
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of 3/31/2026)

Table Summary
Fund Stats	Fund Stats
Total Net Assets	$7,975,860
# of Portfolio Holdings	47
Portfolio Turnover Rate	38%

Holdings [Text Block]
Table Summary
Industry	Value
Semiconductors & Semiconductor Equipment	15.8%
Metals & Mining	12.8%
Pharmaceuticals	11.9%
Electrical Equipment	6.9%
Software	6.0%
Hotels, Restaurants & Leisure	5.7%
Air Freight & Logistics	5.3%
Machinery	4.9%
Banks	4.3%
Household Durables	4.0%
Others	21.9%
Cash	0.5%

Largest Holdings [Text Block]
Table Summary
Top 10	Value
Galderma Group AG	10.9%
Kioxia Holdings Corp.	9.3%
JX Advanced Metals Corp.	6.9%
Contemporary Amperex Technology Co. Ltd., Class H	6.9%
Horizon Robotics	4.7%
J&T Global Express Ltd.	4.7%
Lottomatica Group SpA	4.2%
Midea Group Co. Ltd., Class H	4.0%
Kokusai Electric Corp.	3.8%
Zijin Gold International Co. Ltd.	3.1%

C000129677
Shareholder Report [Line Items]
Fund Name	Renaissance IPO ETF
Trading Symbol	IPO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Renaissance IPO ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.
Additional Information Phone Number	1-866-486-6645
Additional Information Website	https://etfs.renaissancecapital.com/document-center?tab=holdings
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance IPO ETF	$28	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%	[2]
AssetsNet	$ 117,298,544
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of 3/31/2026)

Table Summary
Fund Stats	Fund Stats
Total Net Assets	$117,298,544
# of Portfolio Holdings	50
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Industry	Value
Software	13.6%
Semiconductors & Semiconductor Equipment	13.0%
Personal Care Products	10.0%
IT Services	9.2%
Hotels, Restaurants & Leisure	8.1%
Interactive Media & Services	6.9%
Health Care Equipment & Supplies	5.6%
Aerospace & Defense	5.1%
Health Care REITs	3.3%
Consumer Finance	3.1%
Others	21.8%
Cash	0.3%

Largest Holdings [Text Block]
Table Summary
Top 10	Value
Kenvue, Inc.	10.0%
CoreWeave, Inc., Class A	9.2%
ARM Holdings PLC, ADR	7.5%
Reddit, Inc., Class A	6.9%
Medline, Inc., Class A	5.6%
Astera Labs, Inc.	5.5%
Viking Holdings Ltd.	4.9%
Circle Internet Group, Inc.	4.2%
American Healthcare REIT, Inc.	3.3%
Cava Group, Inc.	3.2%

[1]	Annualized.
[2]	Annualized.